INTANGIBLE ASSETS - Intangible assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Composition of other intangible assets by segment
Other Intangibles	R$ 836,096	R$ 972,089	R$ 1,319,941	R$ 1,835,761
Brazil
Composition of other intangible assets by segment
Other Intangibles	295,107	351,578	412,134
Special Steel
Composition of other intangible assets by segment
Other Intangibles	136,910	152,640	219,878
South America
Composition of other intangible assets by segment
Other Intangibles	1,441	1,863	7,606
North America
Composition of other intangible assets by segment
Other Intangibles	R$ 402,638	R$ 466,008	R$ 680,323